Net interest income	6 Months Ended
Jun. 30, 2023
Disclosure Net Interest Income [Line Items]
Net interest income
Note 3

Net interest income

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Interest income from loans and deposits
1
4,804 4,145 1,887 8,949 3,548
Interest income from securities financing transactions measured at amortized cost
2
833 766 209 1,599 327
Interest income from other financial instruments measured

at amortized cost
276 259 118 535 191
Interest income from debt instruments measured at fair

value through other comprehensive income
26 23 6 48 47
Interest income from derivative instruments designated as cash flow hedges

(457) (376) 160 (833) 413
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
5,483 4,815 2,381 10,298 4,526
Interest expense on loans and deposits
3
3,452 2,909 618 6,361 1,046
Interest expense on securities financing transactions measured at amortized cost
4
474 365 288 839 512
Interest expense on debt issued 656 555 176 1,211 311
Interest expense on lease liabilities 25 25 21 50 43
Total interest expense from financial instruments measured at amortized cost 4,607 3,853 1,103 8,461 1,912
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive
income 876 962 1,278 1,837 2,614
Net interest income from financial instruments measured at fair value through profit or loss and other
430 426 356 856 766
Total net interest income 1,305 1,388 1,634 2,694 3,380
1 Consists of interest income from cash

and balances at central banks,

loans and advances to banks

and customers, and cash collateral

receivables on derivative instruments,

as well as negative interest

on amounts
due to banks,

customer deposits,

and cash collateral

payables on derivative

instruments.

2 Includes interest

income on receivables

from securities financing

transactions and

negative interest, including

fees, on
payables from securities financing transactions.

3 Consists of interest expense on

amounts due to banks,

cash collateral payables on derivative

instruments, customer deposits,

and funding from UBS Group AG,

as
well as negative interest on cash

and balances at central banks, loans and advances to

banks, and cash collateral receivables on derivative instruments.

4 Includes interest expense on payables from securities

financing
transactions and negative interest, including fees, on receivables from securities financing transactions.